SHORT-TERM LOANS (Schedule of Guaranteed Short-Term Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] USD ($)		Dec. 31, 2012 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] CNY		Dec. 31, 2011 Mr. Guo, Donglv Liang, and Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Lentuo Electromechanical [Member] USD ($)		Dec. 31, 2012 Lentuo Electromechanical [Member] CNY		Dec. 31, 2011 Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Mr. Guo [Member] USD ($)		Dec. 31, 2012 Mr. Guo [Member] CNY		Dec. 31, 2011 Mr. Guo [Member] CNY	Dec. 31, 2012 Haowu [Member] USD ($)		Dec. 31, 2012 Haowu [Member] CNY		Dec. 31, 2011 Haowu [Member] CNY	Dec. 31, 2012 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] USD ($)		Dec. 31, 2012 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] CNY	Dec. 31, 2011 Tianjin Haoxin Credit Guarantee Co., Ltd. [Member] CNY	Dec. 31, 2012 Taizhou Hengtai Automobile Service Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Taizhou Hengtai Automobile Service Co., Ltd. [Member] CNY	Dec. 31, 2011 Taizhou Hengtai Automobile Service Co., Ltd. [Member] CNY	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Short-term Debt [Line Items]
Guaranteed	$ 43,624	271,782	148,120	$ 8,026	[1]	50,000	[1]	30,000	$ 15,840	[1]	98,682	[1]	50,000	$ 6,420	[1]	40,000	[1]		$ 4,815	[2]	30,000	[2]	35,000	$ 3,692	[2]	23,000	8,000	$ 3,210	20,000	18,500	$ 1,621	10,100	6,620

[1]	Mr Guo is the ultimate controlling shareholder of the Group, Donglv Liang is a relative of Mr. Guo and Lentuo Electromechanical is a company controlled by Mr. Guo.
[2]	Haowu is the holding company of the noncontrolling interests in Ruitai. Haoxin's controlling shareholder is also the controlling shareholder of Haowu.